GOODWILL AND OTHER INTANGIBLE ASSETS - Other intangible assets (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Other intangible assets
Indefinite-lived intangible assets, excluding goodwill	¥ 0	¥ 0	¥ 0
Intangible assets except for capitalized computer software costs
Other intangible assets
Intangible assets acquired	0	143,974
Gross carrying amount	2,321,547	2,467,761
Accumulated amortization	¥ 555,802	¥ 419,164
Weighted average amortization period	14 years	14 years	10 years
Amortization expense	¥ 208,836	¥ 254,176
Estimated aggregate amortization expense for each of the next five years
2019	177,534
2020	152,616
2021	152,430
2022	152,430
2023	155,521
Customer relationships
Other intangible assets
Intangible assets acquired		109,632
Gross carrying amount	2,053,959	2,168,992
Accumulated amortization	¥ 382,364	¥ 255,532
Weighted average amortization period	15 years	15 years	15 years
Noncompete agreements
Other intangible assets
Intangible assets acquired		¥ 1,012
Gross carrying amount	¥ 45,151	47,680
Accumulated amortization	¥ 39,737	¥ 26,069
Weighted average amortization period	3 years	3 years	3 years
Favorable leases
Other intangible assets
Intangible assets acquired		¥ 9,186
Gross carrying amount	¥ 82,435	130,408
Accumulated amortization	¥ 62,561	¥ 68,911
Weighted average amortization period	3 years	3 years	3 years
Trademarks
Other intangible assets
Gross carrying amount	¥ 32,250	¥ 37,362
Accumulated amortization	¥ 16,034	¥ 24,588
Weighted average amortization period	10 years	10 years	4 years
Trademarks | Useful lives of intangible assets
Other intangible assets
Indefinite-lived intangible assets, excluding goodwill		¥ 0
Amortization expense		35,601
Other Intangible Asset
Other intangible assets
Gross carrying amount	¥ 107,752	83,319
Accumulated amortization	¥ 55,106	44,064
EDI | Intangible assets except for capitalized computer software costs
Other intangible assets
Intangible assets acquired		¥ 119,830